Property, Plant and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 316,843	$ 235,134	$ 287,043	$ 318,653
Amortization expenses	$ 219,170	$ 162,649	$ 253,062	$ 212,274